Financial assets and liabilities - Summary of detailed information about borrowings (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 14, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Principal	$ 25,000
Maturity date	September 16, 2026
Carrying amount		$ 610,973	$ 539,786
Vista Argentina July,2018 Floating [member]
Disclosure of detailed information about borrowings [line items]
Bank		Banco Galicia, Banco Itaú Unibanco, Banco Santander Rio and Citibank NA (1)
Execution date		July, 2018
Currency		US
Principal		$ 150,000
Interest		Variable
Annual rate		LIBOR + 4.5%
Maturity date		July, 2023
Carrying amount		$ 184,581
Vista Argentina July,2018 Fixed [member]
Disclosure of detailed information about borrowings [line items]
Principal		$ 150,000
Interest		Fixed
Annual rate		8
Vista Argentina July, 2019 Fixed [member]
Disclosure of detailed information about borrowings [line items]
Bank		Banco BBVA S.A.
Execution date		July, 2019
Currency		US
Principal		$ 15,000
Interest		Fixed
Annual rate		9.40
Maturity date		July, 2022
Carrying amount		$ 5,081
Negotiableobligation Due February 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date		February, 2020
Currency		US
Principal		$ 50,000
Interest		Fixed
Annual rate		3.50
Maturity date		February, 2024
Carrying amount		$ 50,316
Negotiableobligation Floating Rate Due August 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date		August, 2020
Currency		ARS
Principal		$ 725,650
Interest		Variable
Annual rate		Badlar + 1.37
Maturity date		February, 2022
Carrying amount		$ 7,427
Negotiableobligation Fixed Rate Due August 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date		August, 2020
Currency		US
Principal		$ 20,000
Interest		Fixed
Annual rate		0
Maturity date		August, 2023
Carrying amount		$ 19,869
Negotiableobligation Fixed Rate Due December 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date		December, 2020
Currency		US
Principal		$ 10,000
Interest		Fixed
Annual rate		0
Maturity date		August, 2023
Carrying amount		$ 9,931
Negotiableobligation Fixed Rate Due December 2020 One [Member]
Disclosure of detailed information about borrowings [line items]
Execution date		December, 2020
Currency		US
Principal		$ 10,000
Interest		Fixed
Annual rate		3.24
Maturity date		December, 2024
Carrying amount		$ 9,940
Negotiableobligation August Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date		August, 2019
Currency		US
Principal		$ 50,000
Interest		Fixed
Annual rate		8.50
Maturity date		August, 2022
Carrying amount		$ 50,492
Vista Argentina January, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Bank		Santander International
Execution date		January, 2021
Currency		US
Principal		$ 11,700
Interest		Fixed
Annual rate		1.80
Maturity date		January, 2026
Carrying amount		$ 137
Vista Argentina July 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Bank		Santander International
Execution date		July, 2021
Currency		US
Principal		$ 43,500
Interest		Fixed
Annual rate		2.05
Maturity date		July, 2026
Carrying amount		$ 60
Vista Argentina December 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Bank		Bolsas y Mercados Argentinos S.A.
Execution date		December, 2021
Currency		ARS
Principal		$ 917,892
Interest		Fixed
Annual rate		32
Maturity date		March, 2022
Carrying amount		$ 3,191
Usdollar Negotiable obligation Fixed Rate Due March 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date		March, 2021
Currency		US
Principal		$ 42,371
Interest		Fixed
Annual rate		4.25
Maturity date		March, 2024
Carrying amount		$ 41,970
Argentinepesos Negotiable Obligation Fixed Rate Due March 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date		March, 2021
Currency		ARS
Principal		$ 3,054,537
Interest		Fixed
Annual rate		2.73
Maturity date		September, 2024
Carrying amount		$ 40,888
Usdollar Negotiable Obligation Fixed Rate Due June 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date		June, 2021
Currency		US
Principal		$ 38,787
Interest		Fixed
Annual rate		4.00
Maturity date		June, 2023
Carrying amount		$ 38,551
Argentinepesos Negotiable obligation Fixed Rate Due June 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date		June, 2021
Currency		ARS
Principal		$ 3,104,063
Interest		Fixed
Annual rate		4.00
Maturity date		March, 2025
Carrying amount		$ 36,891
Usdollar Negotiable Obligation Fixed Rate Due August 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date		August, 2021
Currency		US
Principal		$ 9,230
Interest		Fixed
Annual rate		3.48
Maturity date		August, 2025
Carrying amount		$ 9,196
Usdollar Negotiable obligation Fixed Rate Due August 2021 One [Member]
Disclosure of detailed information about borrowings [line items]
Execution date		August, 2021
Currency		US
Principal		$ 100,769
Interest		Fixed
Annual rate		5.85
Maturity date		August, 2031
Carrying amount		$ 102,452